PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated June 1, 2018

The following changes are effective immediately:

1.	The following replaces the first paragraph under “Fees and Expenses of the Fund” in “Fund Summaries – Parametric Emerging Markets Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information is available from your financial intermediary and in Sales Charges beginning on page 23 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

2.	The following is added as the first paragraph under “Purchasing Shares”:

Set forth below is information about the manner in which the Fund offers shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus. All variations described in Appendix A are applied by, and the responsibility of, the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. See also “Shareholder Account Features – ‘Street Name’ Accounts.” For the variations applicable to shares offered through certain financial intermediaries, please see Appendix A – Financial Intermediary Sales Charge Variations. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

3.	The following sentence is added to “CDSC Waivers.” in “Sales Charges”:

In addition, redemptions of Class C shares by certain employer sponsored retirement plans are not subject to a CDSC if the principal underwriter did not compensate such plans’ financial intermediary at the time of sale as described under “Distribution and Service Fees.”

4.	The following is added to “Distribution and Service Fees.” in “Sales Charges”:

With respect to purchases of Class C shares by certain employer sponsored retirement plans, the principal underwriter does not compensate the financial intermediary at the time of sale. In such cases, the financial intermediary receives 0.75% of the value of outstanding Class C shares sold by such financial intermediary in annual distribution fees immediately after the sale.

With respect to purchases of Investor Class and Class C shares by certain employer sponsored retirement plans, the financial intermediary receives the above described distribution and service fees or service fees, as applicable, from the principal underwriter immediately after the sale.

5.	The following is added to the last paragraph in “Sales Charges”:

Please consult your financial intermediary with respect to any sales charge variations listed on Appendix A.

6.	The following is added to “Exchange Privilege.” in “Shareholder Account Features”:

See also Appendix A to this Prospectus.

7.  The following is added as Appendix A:

Financial Intermediary Sales Charge Variations

As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus. Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary. All variations described below are applied by, and the responsibility of, the identified financial intermediary. Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the intermediary identified below should read the terms and conditions of the variations carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•	Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan
•	Shares purchased through a Merrill Lynch affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
•	Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and Class C Shares

The CDSC payable on redemptions of Class A and Class C will be waived in connection with:

•	Shares sold on the death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in “Shareholder Account Features”
•	Shares sold to return excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above
•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)
•	An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform. In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•	The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

Fund Purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

The following changes are effective January 25, 2019:

1.	The following replaces “Conversion Feature.” in “Sales Charges”:

Conversion Feature.  Effective January 25, 2019 (the “Effective Date”), Class C shares of the Fund will convert automatically to Investor Class shares of the Fund during the month following the ten year anniversary of the purchase of such Class C shares. If a financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Investor Class shares 10 years after the Effective Date. In addition, Class C shares held in an account with the Fund’s transfer agent for which no financial intermediary is specified and that are not subject to a CDSC will be converted to Investor Class shares of the Fund periodically.

In some circumstances, the Board of Trustees may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by the Fund.

2.	The following replaces the first paragraph under “Exchange Privilege.” in “Shareholder Account Features”:

Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund. For purposes of exchanges among Eaton Vance Funds, Class A and Class I shares are deemed to be the same as

Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. Effective January 25, 2019, Class C shares are not permitted to be exchanged to Class A shares unless the CDSC has expired and the exchange is made to facilitate the shareholder’s participation in a fee-based advisory program. See also Appendix A to this Prospectus.

October 25, 2018	30458 10.25.18

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated March 1, 2018

The following changes are effective immediately:

1.	The following sentence is added to “CDSC Waivers.” in “Sales Charges”:

In addition, redemptions of Class C shares by certain employer sponsored retirement plans are not subject to a CDSC if the principal underwriter did not compensate such plans’ financial intermediary at the time of sale as described under “Distribution and Service Fees.”

2.	The following is added to “Distribution and Service Fees.” in “Sales Charges”:

With respect to purchases of Class C shares by certain employer sponsored retirement plans, the principal underwriter does not compensate the financial intermediary at the time of sale. In such cases, the financial intermediary receives 0.75% of the value of outstanding Class C shares sold by such financial intermediary in annual distribution fees immediately after the sale.

With respect to purchases of Investor Class and Class C shares by certain employer sponsored retirement plans, the financial intermediary receives the above described distribution and service fees or service fees, as applicable, from the principal underwriter immediately after the sale.

3.	The following is added to “Appendix A”:

Fund Purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

The following changes are effective January 25, 2019:

1.	The following replaces “Conversion Feature.” in “Sales Charges”:

Conversion Feature.  Effective January 25, 2019 (the “Effective Date”), Class C shares of the Fund will convert automatically to Investor Class shares of the Fund during the month following the ten year anniversary of the purchase of such Class C shares. If a financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Investor Class shares 10 years after the Effective Date. In addition, Class C shares held in an account with the Fund’s transfer agent for which no financial intermediary is specified and that are not subject to a CDSC will be converted to Investor Class shares of the Fund periodically.

In some circumstances, the Board of Trustees may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by the Fund.

2.	The following replaces the first paragraph under “Exchange Privilege.” in “Shareholder Account Features”:

Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund. For purposes of exchanges among Eaton Vance Funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. Effective January 25, 2019, Class C shares are not permitted to be exchanged to Class A shares unless the CDSC has expired and the exchange is made to facilitate the shareholder’s participation in a fee-based advisory program. See also Appendix A to this Prospectus.

October 25, 2018	30498 10.25.18

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2018

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Prospectus dated July 1, 2018

The following change is effective immediately:

1.	The following replaces “Distribution and Service Fees.” in “Sales Charges”:

Distribution and Service Fees. Investor Class shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Investor Class shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the distribution and service fees for one year. Thereafter financial intermediaries generally receive from the principal underwriter 0.25% annually of average daily net assets based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries. With respect to purchases of Investor Class shares by certain employer sponsored retirement plans, the financial intermediary receives the above described distribution and service fees from the principal underwriter immediately after the sale. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

The following change is effective January 25, 2019:

1.	The following replaces the first paragraph under “Exchange Privilege.” in “Shareholder Account Features”:

Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund. For purposes of exchanges among Eaton Vance Funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. Effective January 25, 2019, Class C shares are not permitted to be exchanged to Class A shares unless the CDSC has expired and the exchange is made to facilitate the shareholder’s participation in a fee-based advisory program.

October 25, 2018	30485 10.25.18